Cost method investments (Details) - CNY (¥)	Jun. 30, 2023	Dec. 31, 2022
Schedule of Investments [Line Items]
Cost method investments	¥ 1,200,000	¥ 1,200,000
Investment 1 [Member]
Schedule of Investments [Line Items]
Cost method investments	600,000	600,000
Investment 2 [Member]
Schedule of Investments [Line Items]
Cost method investments	¥ 600,000	¥ 600,000